Amounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Line Items]
Other receivables	$ 7.6	$ 4.7
Trade and other current receivables	34.7	37.4
Canada
Receivables [Line Items]
Sales tax receivables	5.4	8.9
Mexico
Receivables [Line Items]
Sales tax receivables	17.7	18.1
Other
Receivables [Line Items]
Sales tax receivables	$ 4.0	$ 5.7